Common Stock (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Common Stock Reserved For Issuance

At December 31, 2015, common stock reserved for issuance is as follows:

Outstanding common stock options under the 2007 Long Term Incentive Plan	519,329
Outstanding common stock options under standalone option agreements	31,346
Common stock available for future grant under the 2007 Long Term Incentive Plan	2,218,895

Total common shares reserved for future issuance	2,769,570